Federated Hermes Premier Municipal Income Fund
Portfolio of Investments
February 28, 2023 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—98.2%
		Alabama—1.8%
$1,500,000		Alabama State Corrections Institution Finance Authority (Alabama State), Revenue Bonds (Series 2022A), 5.250%, 7/1/2052	$1,613,979
2,500,000		Lower Alabama Gas District, Gas Project Revenue Bonds (Series 2016A), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2046	2,481,622
		TOTAL	4,095,601
		Arizona—1.9%
500,000		Arizona State IDA (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017F), (School District Credit Program GTD), 5.000%, 7/1/2052	507,662
585,000	[1]	Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2036	583,269
2,000,000		Phoenix, AZ IDA (GreatHearts Academies), Education Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	2,023,683
625,000	[1]	Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 6.750%, 11/15/2042	637,385
640,000	[1]	Verrado Community Facilities District No. 1, AZ, District GO Refunding Bonds (Series 2013A), 6.000%, 7/15/2027	641,457
		TOTAL	4,393,456
		California—9.1%
3,000,000		California Health Facilities Financing Authority (Stanford Health Care), Revenue Refunding Bonds (Series 2017A), 4.000%, 11/15/2040	2,960,364
2,300,000		California Infrastructure & Economic Development Bank (Equitable School Revolving Fund), Senior National Charter School Revolving Loan Fund Revenue Bonds (Series 2022B), 5.000%, 11/1/2057	2,322,888
165,000	[1]	California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2056	135,342
600,000	[1]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	607,960
250,000	[1]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	251,208
1,000,000	[1]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2035	1,018,877
600,000		California State, Various Purpose UT GO Bonds, 5.250%, 9/1/2047	673,016
1,000,000	[1]	California Statewide Communities Development Authority (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.000%, 11/1/2034	879,323
375,000	[1]	California Statewide Communities Development Authority (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.250%, 11/1/2044	310,300
1,110,000		Chula Vista, CA Municipal Finance Authority, Special Tax Revenue Refunding Bonds (Series 2013), 5.500%, 9/1/2028	1,124,898
1,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds (Series 2013A), (Original Issue Yield: 6.050%), (United States Treasury PRF 1/15/2024@100), 5.750%, 1/15/2046	1,023,066
1,060,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2022), 5.000%, 6/1/2051	1,103,350
165,000		Irvine, CA (Irvine, CA Reassessment District No. 13-1), Limited Obligation Improvement Bonds, 5.000%, 9/2/2028	166,730
1,400,000		Los Angeles, CA Department of Water & Power (Los Angeles, CA Department of Water & Power (Electric/Power System)), Power System Revenue Bonds (Series 2022C), 5.000%, 7/1/2043	1,543,322
1,500,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), (Citigroup, Inc. GTD), 7.000%, 11/1/2034	1,860,379
1,225,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), (Original Issue Yield: 6.375%), (Citigroup, Inc. GTD), 6.125%, 11/1/2029	1,350,068
255,000		Riverside County, CA Transportation Commission (RCTC 91 Express Lanes), Toll Revenue Senior Lien Refunding Bonds (Series 2021B-1), 4.000%, 6/1/2046	234,862
1,430,000		San Diego, CA Public Facilities Authority (San Diego, CA Wastewater System), Subordinated Sewer Revenue Bonds (Series 2022A), 5.000%, 5/15/2052	1,552,415
1,500,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2019F), 5.000%, 5/1/2050	1,577,253
		TOTAL	20,695,621
		Colorado—3.7%
500,000		Colorado Educational & Cultural Facilities Authority (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.000%, 12/15/2035	510,545
800,000		Colorado Health Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2022), 5.500%, 11/1/2047	842,372
1,250,000		Colorado Health Facilities Authority (Sisters of Charity of Leavenworth Health System), Revenue Bonds (Series 2013A), (Original Issue Yield: 5.120%), (United States Treasury PRF 1/1/2024@100), 5.000%, 1/1/2044	1,267,142

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Colorado—continued
$1,805,000		Colorado High Performance Transportation Enterprise, C-470 Express Lanes Senior Revenue Bonds (Series 2017), 5.000%, 12/31/2056	$1,687,903
2,480,000		Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds (Series 2008), (Original Issue Yield: 6.630%), (Bank of America Corp. GTD), 6.250%, 11/15/2028	2,665,773
403,000		Tallyn's Reach Metropolitan District No. 3, CO, LT GO Refunding & Improvement Bonds (Series 2013), (United States Treasury PRF 12/1/2023@100), 5.000%, 12/1/2033	407,975
1,000,000		University of Colorado (The Regents of), University Enterprise Revenue Bonds (Series 2013A), (United States Treasury PRF 6/1/2023@100), 5.000%, 6/1/2037	1,004,561
		TOTAL	8,386,271
		Connecticut—0.8%
1,755,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purpose (Series 2018B), 5.000%, 10/1/2037	1,895,171
		District of Columbia—1.4%
500,000		District of Columbia (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.000%, 6/1/2041	501,339
250,000		District of Columbia (KIPP DC), Revenue Bonds (Series 2013A), (United States Treasury PRF 7/1/2023@100), 6.000%, 7/1/2033	252,203
225,000		District of Columbia (KIPP DC), Revenue Bonds (Series 2013A), (United States Treasury PRF 7/1/2023@100), 6.000%, 7/1/2048	226,983
195,000		District of Columbia Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, (Original Issue Yield: 6.670%), 6.500%, 5/15/2033	199,449
2,000,000		District of Columbia, UT GO Bonds (Series 2019A), 5.000%, 10/15/2044	2,128,664
		TOTAL	3,308,638
		Florida—4.9%
1,000,000		Atlantic Beach, FL Health Care Facilities (Fleet Landing Project, FL), Revenue & Refunding Bonds (Series 2013A), 5.000%, 11/15/2028	997,474
2,000,000		Broward County, FL (Broward County, FL Convention Center Hotel), First Tier Revenue Bonds (Series 2022), (Broward County, FL GTD), 5.000%, 1/1/2047	2,144,774
1,500,000		Broward County, FL School District, UT GO School Bonds (Series 2022), 5.000%, 7/1/2051	1,607,220
1,465,000		Central Florida Expressway Authority, Senior Lien Revenue Bonds (Series 2019B), 5.000%, 7/1/2044	1,533,566
800,000	[1,2,3]	Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), (Original Issue Yield: 8.250%), 8.125%, 5/15/2044	464,000
1,000,000		Florida State, Department of Transportation Florida Right-of-Way Acquisition and Bridge Construction Bonds (Series 2018B), 4.000%, 7/1/2039	987,697
500,000		Lee County, FL IDA (Cypress Cove at Healthpark), Healthcare Facilities Revenue Bonds TEMPS-80 (Series 2022B-1), 3.750%, 10/1/2027	472,914
1,500,000		Miami-Dade County, FL (Miami-Dade County, FL Transit System), Transit System Sales Surtax Revenue Bonds (Series 2020A), 4.000%, 7/1/2050	1,380,894
500,000		Midtown Miami, FL Community Development District, Special Assessment & Revenue Refunding Bonds (Series 2014A), 5.000%, 5/1/2029	499,441
900,000		Rivers Edge II CDD, Capital Improvement Revenue Bonds (Series 2021), 4.000%, 5/1/2051	687,181
415,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-2), (Original Issue Yield: 6.752%), (Step Coupon 11/1/2024@6.610%), 0.000%, 5/1/2040	371,169
450,000	[2,3]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-3), 6.610%, 5/1/2040	5
		TOTAL	11,146,335
		Georgia—4.9%
2,000,000		Atlanta, GA Airport General Revenue (Atlanta, GA Department of Aviation), General Revenue Bonds (Series 2022A), 5.000%, 7/1/2047	2,161,255
2,000,000		Atlanta, GA, UT GO Public Improvement Bonds (Series 2022A-1), 5.000%, 12/1/2041	2,237,566
510,000		Geo. L. Smith II Georgia World Congress Center Authority, Convention Center Hotel Second Tier Revenue Bonds (Series 2021B), 5.000%, 1/1/2054	398,670
1,460,000		Georgia Ports Authority, Revenue Bonds (Series 2022), 4.000%, 7/1/2052	1,365,601
2,000,000		Georgia State, UT GO Bonds (Series 2022A), 4.000%, 7/1/2042	1,997,530
1,250,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2022B) TOBs, (Citigroup, Inc. GTD), 5.000%, Mandatory Tender 6/1/2029	1,298,520
1,000,000		Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project J Revenue Refunding Bonds (Series 2015A), 5.500%, 7/1/2060	1,012,357

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Georgia—continued
$775,000	Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project P Revenue Refunding Bonds (Series 2023A), 5.500%, 7/1/2064	$785,580
	TOTAL	11,257,079
	Idaho—0.6%
1,750,000	Idaho Health Facilities Authority (Terraces of Boise), Exchange Revenue Refunding Bonds (Series 2021A), 4.000%, 10/1/2033	1,434,331
	Illinois—11.6%
1,500,000	Chicago, IL Board of Education, UT GO Dedicated Revenue Bonds (Series 2017H), 5.000%, 12/1/2046	1,435,525
3,000,000	Chicago, IL Midway Airport, Second Lien Revenue Refunding Bonds (Series 2014B), 5.000%, 1/1/2035	3,030,967
2,000,000	Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2018B), 5.000%, 1/1/2053	2,061,126
1,000,000	Chicago, IL Transit Authority, Second Lien Sales Tax Receipts Revenue Bonds (Series 2020A), 4.000%, 12/1/2055	861,460
2,000,000	Chicago, IL Transit Authority, Second Lien Sales Tax Receipts Revenue Bonds (Series 2022A), 5.000%, 12/1/2057	2,044,095
1,500,000	Chicago, IL, UT GO Bonds (Series 2023A), 5.500%, 1/1/2040	1,585,809
234,000	DuPage County, IL (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 3/1/2036	228,307
1,000,000	Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), (Original Issue Yield: 5.500%), 5.250%, 5/15/2054	625,347
1,500,000	Illinois Finance Authority (Northshore-Edward-Elmhurst Health Credit Group), Revenue Bonds (Series 2022A), 4.000%, 8/15/2042	1,391,578
1,340,000	Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2028	1,403,048
1,660,000	Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2026	1,723,331
1,000,000	Illinois State, UT GO Bonds (Series 2018A), 5.000%, 5/1/2042	1,013,560
750,000	Illinois State, UT GO Bonds (Series 2020B), (Original Issue Yield: 5.850%), 5.750%, 5/1/2045	794,920
2,000,000	Illinois State, UT GO Bonds (Series 2022C), 5.125%, 10/1/2043	2,057,867
2,000,000	Illinois State, UT GO Bonds (Series 2022C), 5.500%, 10/1/2045	2,109,681
1,000,000	Illinois State, UT GO Bonds (Series June 2013), (Original Issue Yield: 5.650%), 5.500%, 7/1/2038	1,003,873
235,000	Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2026	243,774
1,600,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2015A), (Original Issue Yield: 5.060%), 5.000%, 6/15/2053	1,551,336
1,250,000	Sales Tax Securitization Corp., IL, Sales Tax Securitization Bonds (Series 2018A), 5.000%, 1/1/2048	1,283,492
	TOTAL	26,449,096
	Indiana—2.1%
930,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A), (United States Treasury PRF 7/1/ 2023@100), 5.250%, 1/1/2030	936,298
500,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A), 5.250%, 1/1/2038	502,077
250,000	Indiana Municipal Power Agency, Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2042	264,596
2,000,000	Indiana State Finance Authority (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2014A), 5.000%, 10/1/2032	2,050,544
1,000,000	Indiana State Finance Authority (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2022B), 5.250%, 10/1/2052	1,079,384
	TOTAL	4,832,899
	Iowa—0.4%
1,015,000	Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Refunding Bonds (Series 2022) TOBs, 5.000%, Mandatory Tender 12/1/2042	1,016,475
	Kansas—0.9%
2,000,000	Wyandotte County, KS Unified Government Utility System, Improvement & Refunding Revenue Bonds (Series 2014-A), 5.000%, 9/1/2044	2,018,888
	Kentucky—0.4%
1,000,000	Kentucky Economic Development Finance Authority (Miralea), Revenue Bonds (Series 2016A), 5.000%, 5/15/2031	914,618
	Louisiana—0.7%
1,000,000	Louisiana Public Facilities Authority (Tulane University, LA), University Revenue and Refunding Bonds (Series 2023A), 5.000%, 10/15/2048	1,062,956

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Louisiana—continued
$550,000		St. James Parish, LA (NuStar Logistics LP), Revenue Bonds (Series 2011) TOBs, 5.850%, Mandatory Tender 6/1/2025	$564,711
		TOTAL	1,627,667
		Maryland—0.3%
320,000		Baltimore, MD (East Baltimore Research Park), Special Obligation Revenue Refunding Bonds (Series 2017A), 5.000%, 9/1/2038	320,623
400,000		Westminster, MD (Lutheran Village at Miller's Grant, Inc.), Revenue Bonds (Series 2014A), 6.000%, 7/1/2034	403,210
		TOTAL	723,833
		Michigan—5.1%
445,000		Detroit, MI, UT GO Bonds (Series 2020), 5.500%, 4/1/2045	449,973
1,750,000		Michigan State Finance Authority (Detroit, MI Public Lighting Authority), Local Government Loan Program Revenue Bonds (Series 2014B), 5.000%, 7/1/2039	1,752,026
500,000		Michigan State Finance Authority (Great Lakes, MI Water Authority Sewage Disposal System), Local Government Loan Program Revenue Bonds (Series 2015C-1), 5.000%, 7/1/2035	510,212
750,000		Michigan State Finance Authority (Great Lakes, MI Water Authority Sewage Disposal System), Senior Lien Revenue Bonds (Series 2014 C-3), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2032	764,777
600,000		Michigan State Finance Authority (Great Lakes, MI Water Authority Water Supply System), Senior Lien Revenue Bonds (Series 2014 D-1), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2037	607,991
2,500,000		Michigan State Finance Authority (McLaren Health Care Corp.), Revenue Bonds (Series 2019A), 4.000%, 2/15/2044	2,301,178
3,705,000		Royal Oak, MI Hospital Finance Authority (Beaumont Health Credit Group), Refunding Revenue Bonds (Series 2014D), (United States Treasury PRF 3/1/2024@100), 5.000%, 9/1/2033	3,771,347
1,490,000		Wayne County, MI Airport Authority, Revenue Bonds (Series 2012A), 5.000%, 12/1/2037	1,491,236
		TOTAL	11,648,740
		Minnesota—0.4%
460,000		Minneapolis-St. Paul, MN Metropolitan Airports Commission (Minneapolis-St. Paul International Airport), Subordinate Airport Revenue Bonds (Series 2022A), 5.000%, 1/1/2052	481,222
400,000		Western Minnesota Municipal Power Agency, MN, Power Supply Revenue Bonds (Series 2014A), (United States Treasury PRF 1/1/2024@100), 5.000%, 1/1/2040	406,144
		TOTAL	887,366
		Missouri—0.4%
750,000	[1]	Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), 5.000%, 2/1/2040	584,534
550,000	[1]	Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	393,859
		TOTAL	978,393
		Montana—0.1%
350,000		Kalispell, MT Housing and Healthcare Facilities (Immanuel Lutheran Corp.), Revenue Bonds (Series 2017A), 5.250%, 5/15/2047	284,579
		New Hampshire—0.0%
417,393	[1,2,3]	New Hampshire Health and Education Facilities Authority (Hillside Village), Revenue Bonds (Series 2017A), 6.125%, 7/1/2037	91,827
		New Jersey—7.5%
750,000		New Jersey EDA (New Jersey State), North Portal Bridge Project (Series 2022), 5.250%, 11/1/2041	804,755
1,000,000		New Jersey EDA (New Jersey State), North Portal Bridge Project (Series 2022), 5.250%, 11/1/2047	1,057,595
2,500,000		New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2014UU), 5.000%, 6/15/2034	2,530,653
1,500,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2014PP), (United States Treasury PRF 6/15/2024@100), 5.000%, 6/15/2031	1,532,986
500,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2022AA), 5.000%, 6/15/2035	547,651
500,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2022BB), 4.000%, 6/15/2046	455,042
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2018A), 5.000%, 12/15/2034	1,067,904
500,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2022CC), 5.500%, 6/15/2050	536,875
2,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2019A), 5.000%, 1/1/2048	2,100,103

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—continued
$500,000		South Jersey Transportation Authority, Transportation System Revenue Bonds (Series 2020A), 4.000%, 11/1/2050	$425,047
2,520,000		Tobacco Settlement Financing Corp., NJ, 5.000%, 6/1/2035	2,663,375
3,355,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.250%, 6/1/2046	3,466,450
		TOTAL	17,188,436
		New Mexico—0.3%
650,000		New Mexico State Hospital Equipment Loan Council (Presbyterian Healthcare Services), Hospital System Revenue Bonds (Series 2017A), 5.000%, 8/1/2046	673,346
		New York—7.9%
1,650,000		Build NYC Resource Corporation (KIPP NYC Canal West), Revenue Bonds (Series 2022), 5.250%, 7/1/2057	1,668,218
1,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Revenue Bonds (Series 20114B), 5.250%, 11/15/2044	998,633
1,500,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Green Bonds (Series 2020C-1), 5.250%, 11/15/2055	1,534,807
1,200,000		New York City, NY Municipal Water Finance Authority, Water and Sewer System Second Generation Resolution Revenue Bonds (Series 2022FF), 5.000%, 6/15/2041	1,301,162
2,000,000		New York City, NY, UT GO Bonds (Fiscal 2014 Subseries D-1), 5.000%, 8/1/2030	2,012,749
250,000		New York City, NY, UT GO Bonds (Series 2014G), 5.000%, 8/1/2030	253,770
1,000,000	[1]	New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.000%, 11/15/2044	959,017
1,650,000		New York State Dormitory Authority (New York State Personal Income Tax Revenue Bond Fund), Revenue Refunding Bonds (Series 2017B), 4.000%, 2/15/2046	1,563,484
1,500,000		New York State Dormitory Authority (New York State Personal Income Tax Revenue Bond Fund), Revenue Refunding Bonds (Series 2022A), 4.000%, 3/15/2042	1,445,877
750,000		New York State Power Authority (New York State Power Authority Transmission Project), Green Transmission Project Revenue Bonds (Series 2022A), (Assured Guaranty Municipal Corp. INS), 4.000%, 11/15/2047	698,150
1,480,000		New York State Thruway Authority (New York State Thruway Authority—General Revenue), General Revenue Junior Indebtedness Obligations (Series 2016A), 5.000%, 1/1/2046	1,507,520
1,000,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 4.000%, 12/1/2040	920,237
1,000,000		Triborough Bridge & Tunnel Authority, NY (MTA Payroll Mobility Tax), MTA Bridges and Tunnels Payroll Mobility Tax Senior Lien Bonds (Series 2022D-2), 5.250%, 5/15/2047	1,099,018
1,000,000		Triborough Bridge & Tunnel Authority, NY, MTA Bridges and Tunnels General Revenue Bonds (Series 2022A), 5.000%, 11/15/2047	1,080,757
1,000,000		Utility Debt Securitization Authority, NY, Restructuring Bonds (Series 2022TE-2), 5.000%, 12/15/2049	1,104,862
		TOTAL	18,148,261
		North Carolina—0.5%
1,000,000		Charlotte, NC (Charlotte, NC Douglas International Airport), Airport Revenue Bonds (Series 2017A), 5.000%, 7/1/2047	1,037,035
		Ohio—2.9%
1,500,000		American Municipal Power-Ohio, Inc. (American Municipal Power, Prairie State Energy Campus Project), Refunding Revenue Bonds (Series 2015A), 5.000%, 2/15/2042	1,507,025
1,000,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2020B-2 Class 2), 5.000%, 6/1/2055	908,062
1,000,000		Cuyahoga County, OH Hospital Authority (MetroHealth System), Hospital Revenue Bonds (Series 2017), (Original Issue Yield: 5.030%), 5.000%, 2/15/2057	980,935
1,440,000		Muskingum County, OH (Genesis Healthcare Corp.), Hospital Facilities Revenue Bonds (Series 2013), 5.000%, 2/15/2027	1,440,088
1,000,000		University of Cincinnati, OH, General Receipts Bonds (Series 2013C), (United States Treasury PRF 12/1/2023@100), 5.000%, 6/1/2033	1,013,831
750,000		University of Cincinnati, OH, General Receipts Bonds (Series 2013C), (United States Treasury PRF 12/1/2023@100), 5.000%, 6/1/2039	760,373
		TOTAL	6,610,314
		Pennsylvania—7.1%
1,000,000		Commonwealth Financing Authority of PA (Commonwealth of Pennsylvania), Tobacco Master Settlement Payment Revenue Bonds (Series 2018), 5.000%, 6/1/2034	1,066,704
2,000,000		Commonwealth of Pennsylvania, UT GO Bonds (First Series 2022), 5.000%, 10/1/2042	2,198,090

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$45,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), (United States Treasury PRF 1/1/2025@100), 5.000%, 1/1/2038	$46,445
185,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), (United States Treasury PRF 1/1/2025@100), 5.000%, 1/1/2038	190,939
220,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.000%, 1/1/2038	220,862
1,000,000		Delaware County, PA Authority (Villanova University), Revenue Bonds (Series 2015), 5.000%, 8/1/2040	1,025,836
1,000,000		Geisinger Authority, PA Health System (Geisinger Health System), Health System Revenue Bonds (Series 2020A), 4.000%, 4/1/2050	879,205
1,500,000		Lehigh County, PA General Purpose Authority (Lehigh Valley Academy Regional Charter School), Charter School Revenue Bonds (Series 2022), 4.000%, 6/1/2057	1,193,552
1,500,000		Northampton County, PA General Purpose Authority (Lafayette College), College Refunding and Revenue Bonds (Series 2017), 5.000%, 11/1/2047	1,559,448
1,865,000		Northampton County, PA General Purpose Authority (St. Luke's University Health Network), Hospital Revenue Bonds (Series 2016A), 4.000%, 8/15/2040	1,693,442
1,000,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2015B), 5.000%, 12/1/2045	1,019,247
345,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2022B), 5.250%, 12/1/2052	374,168
1,080,000		Philadelphia, PA Airport System, Airport Revenue and Refunding Bonds (Series 2017A), 5.000%, 7/1/2047	1,109,201
1,050,000		Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2020A), 5.000%, 11/1/2045	1,109,590
1,250,000		Pittsburgh, PA Water & Sewer Authority, Water and Sewer System First Lien Revenue Bonds (Series 2020B), (Assured Guaranty Municipal Corp. GTD), 4.000%, 9/1/2050	1,193,641
1,200,000		Westmoreland County, PA Municipal Authority, Municipal Service Revenue Bonds (Series 2016), (Build America Mutual Assurance INS), 5.000%, 8/15/2042	1,222,381
		TOTAL	16,102,751
		Puerto Rico—2.7%
6,630,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A), (Original Issue Yield: 5.154%), 5.000%, 7/1/2058	6,134,739
		Rhode Island—1.3%
3,000,000		Tobacco Settlement Financing Corp., RI, Tobacco Settlement Asset-Backed Bonds (Series 2015B), 5.000%, 6/1/2050	2,917,561
		South Carolina—1.2%
2,250,000		South Carolina Jobs-EDA (Prisma Health Obligated Group), Hospital Revenue Bonds (Series 2018A), 5.000%, 5/1/2048	2,291,102
500,000		South Carolina State Public Service Authority (Santee Cooper), Revenue Refunding and Improvement Bonds (Series 2020A), 4.000%, 12/1/2042	455,064
		TOTAL	2,746,166
		South Dakota—0.7%
1,500,000		Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), (United States Treasury PRF 6/1/2023@100), 5.000%, 6/1/2027	1,506,467
		Tennessee—1.1%
600,000	[2,3]	Blount County, TN Health and Educational Facilities Board (Asbury, Inc.), Revenue Refunding and Improvement Bonds (Series 2016A), 5.000%, 1/1/2047	360,000
1,000,000		Chattanooga, TN Health, Educational & Housing Facility Board (CommonSpirit Health), Revenue Bonds (Series 2019A), 5.000%, 8/1/2049	1,006,410
1,000,000		Metropolitan Nashville Tennessee Airport Authority, Airport Revenue Bonds (Series 2022A), 5.000%, 7/1/2052	1,066,425
		TOTAL	2,432,835
		Texas—10.2%
2,640,000		Arlington, TX Higher Education Finance Corp. (Uplift Education), Revenue Bonds (Series 2016A), 5.000%, 12/1/2036	2,686,294
500,000		Austin, TX (Austin, TX Water and Wastewater System), Water and Wastewater System Revenue Refunding Bonds (Series 2022), 5.000%, 11/15/2052	540,521
270,000		Clifton Higher Education Finance Corporation, TX (Idea Public Schools), 6.000%, 8/15/2033	273,289
1,000,000		Clifton Higher Education Finance Corporation, TX (Idea Public Schools), Education Revenue Bonds (Series 2012), 5.000%, 8/15/2032	1,001,275
2,240,000		Dallas, TX Area Rapid Transit, Senior Lien Sales Tax Revenue Refunding Bonds (Series 2016B), 4.000%, 12/1/2036	2,255,064
987,000		Decatur, TX Hospital Authority (Wise Regional Health System), Hospital Revenue Bonds (Series 2021C), 4.000%, 9/1/2034	860,121
764,000		Decatur, TX Hospital Authority (Wise Regional Health System), Hospital Revenue Bonds (Series 2021C), 4.000%, 9/1/2044	609,314

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$835,000		Grand Parkway Transportation Corp., TX, Subordinate Tier Toll Revenue Bonds (Series 2013B TELA Supported), (United States Treasury PRF 10/1/2023@100), 5.250%, 10/1/2051	$845,014
1,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes Holding, Inc.), First Mortgage Revenue Bonds (Series 2016), 5.000%, 1/1/2048	828,010
1,500,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2021), 5.000%, 5/15/2051	1,558,623
685,000		North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2015B), 5.000%, 1/1/2045	696,238
1,930,000		North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2048	2,002,985
415,000		Red River, TX HFDC (MRC The Crossings), Retirement Facility Revenue Bonds (Series 2014A), (Original Issue Yield: 7.550%), (United States Treasury PRF 11/15/2024@100), 7.500%, 11/15/2034	443,352
2,500,000		San Antonio, TX Independent School District, UT GO School Building Bonds (Series 2022), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 8/15/2047	2,705,887
750,000		Spring Branch, TX Independent School District, UT GO Schoolhouse Bonds (Series 2022), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 2/1/2042	821,115
2,000,000		Spring, TX Independent School District, Unlimited Tax School Building Bonds (Series 2019), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, 8/15/2043	1,920,912
1,500,000		Texas A & M University System Board of Regents—Permanent University Fund, Revenue Bonds (Series 2023), 5.000%, 7/1/2040	1,661,639
1,550,000		Texas State Transportation Commission (State Highway 249 System), First Tier Toll Revenue Bonds (Series 2019A), 5.000%, 8/1/2057	1,522,735
		TOTAL	23,232,388
		Utah—0.9%
1,970,000		Intermountain Power Agency, Power Supply Revenue Bonds (Series 2022A), 5.000%, 7/1/2041	2,156,909
		Virgin Islands—0.2%
490,000		Matching Fund Special Purpose Securitization Corporation, VI, Matching Fund Securitization Bonds (Series 2022A), 5.000%, 10/1/2039	480,934
		Virginia—0.4%
1,000,000		Virginia Small Business Financing Authority (Bon Secours Mercy Health), Hospital Facilities Revenue Bonds (Series 2020A), 4.000%, 12/1/2049	909,357
		Washington—1.4%
375,000	[1]	Washington State Housing Finance Commission (Heron's Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), 6.000%, 7/1/2025	385,411
500,000	[1]	Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2031	447,966
1,000,000	[1]	Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2051	750,430
1,000,000	[1]	Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2020A), 5.000%, 1/1/2041	782,594
1,000,000	[1]	Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue Bonds (Series 2020A), 5.000%, 1/1/2051	721,231
		TOTAL	3,087,632
		Wisconsin—0.4%
1,000,000	[1]	Public Finance Authority, WI (LVHN CHP JV, LLC), Revenue Bonds (Series 2022A), 7.250%, 12/1/2042	953,666
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $231,441,246)	224,405,681
		SHORT-TERM MUNICIPALS—1.8%[4]
		Alabama—0.4%
800,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-A) Daily VRDNs, 2.750%, 3/1/2023	800,000
		Florida—1.2%
2,700,000		Escambia County, FL Solid Waste Disposal (Gulf Power Co.) Daily VRDNs, 2.580%, 3/1/2023	2,700,000
		Michigan—0.1%
250,000		Michigan Strategic Fund (Air Products & Chemicals, Inc.), (Series 2007) Daily VRDNs, 2.580%, 3/1/2023	250,000
		Pennsylvania—0.0%
50,000		Delaware County, PA IDA (United Parcel Service, Inc.), (Series 2015) Daily VRDNs, (United Parcel Service, Inc. GTD), 2.800%, 3/1/2023	50,000

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[4]
	Texas—0.1%
$200,000	Harris County, TX HFDC (Methodist Hospital, Harris County, TX), (Subseries 2008A-2) Daily VRDNs, 2.500%, 3/1/2023	$200,000
	TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $4,000,000)	4,000,000
	TOTAL INVESTMENT IN SECURITIES—100% (IDENTIFIED COST $235,441,246)	228,405,681
	OTHER ASSETS AND LIABILITIES—NET[5]	153,912
	LIQUIDATION VALUE OF VARIABLE RATE MUNICIPAL TERM PREFERRED SHARES	(88,600,000)
	TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$139,959,593
At February 28, 2023, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2023, these restricted securities amounted to $11,599,656, which represented 8.3% of total net assets.
Additional information on restricted securities held at February 28, 2023, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2056	05/27/2021	$171,998	$135,342
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	06/13/2014	$600,958	$607,960
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	07/10/2014	$250,398	$251,208
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2035	08/27/2015	$1,016,501	$1,018,877
California Statewide Communities Development Authority (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.000%, 11/1/2034	11/13/2014	$1,000,785	$879,323
California Statewide Communities Development Authority (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.250%, 11/1/2044	11/13/2014	$375,293	$310,300
Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), (Original Issue Yield: 8.250%), 8.125%, 5/15/2044	08/11/2017	$819,023	$464,000
Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	05/15/2018	$559,568	$393,859
Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), 5.000%, 2/1/2040	01/10/2018	$751,654	$584,534
Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2036	10/06/2016	$589,295	$583,269
New Hampshire Health and Education Facilities Authority (Hillside Village), Revenue Bonds (Series 2017A), 6.125%, 7/1/2037	06/18/2017	$345,850	$91,827
New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.000%, 11/15/2044	10/29/2014	$1,000,000	$959,017
Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 6.750%, 11/15/2042	10/06/2022	$628,550	$637,385
Public Finance Authority, WI (LVHN CHP JV, LLC), Revenue Bonds (Series 2022A), 7.250%, 12/1/2042	02/02/2023	$1,000,000	$953,666
Verrado Community Facilities District No. 1, AZ, District GO Refunding Bonds (Series 2013A), 6.000%, 7/15/2027	07/03/2013	$641,291	$641,457
Washington State Housing Finance Commission (Heron's Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), 6.000%, 7/1/2025	07/22/2015	$375,800	$385,411
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2031	12/14/2016	$501,725	$447,966
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2051	02/13/2019	$1,025,291	$750,430
Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2020A), 5.000%, 1/1/2041	01/14/2021	$1,046,772	$782,594
Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue Bonds (Series 2020A), 5.000%, 1/1/2051	06/09/2021	$1,092,520	$721,231
2
Security in default.
3
Non-income-producing security.

4
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
5
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total market value at February 28, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees' oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser's affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of February 28, 2023, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
CDD	—Community Development District
EDA	—Economic Development Authority
GO	—General Obligation
GTD	—Guaranteed
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
LT	—Limited Tax
PCRB	—Pollution Control Revenue Bonds
PRF	—Pre-refunded
TELA	—Toll Equity Loan Agreement
TEMPS	—Tax Exempt Mandatory Paydown Securities
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes